Common and Preferred Shares - Schedule of Preferred Shares (Detail) (Parenthetical) (Detail) - $ / shares								12 Months Ended
	Jan. 27, 2022	Jul. 26, 2021	Jun. 01, 2021	Feb. 23, 2021	Feb. 02, 2021	Jan. 26, 2021	Apr. 26, 2020	Oct. 31, 2022
Disclosure of classes of share capital [line items]
Preferred shares issuable upon election notice received								1,000,000
Noncumulative Preferred Stock [member]
Disclosure of classes of share capital [line items]
Dividends payable nature								quarterly
Shares issued price per share								$ 25
Non viability contingent capital preferred stock [member]
Disclosure of classes of share capital [line items]
Dividends rate reset period								5-Year
Outstanding noncumulative preferred stock [member]
Disclosure of classes of share capital [line items]
Dividends payable nature								quarterly
Dividends rate reset period								5-Year
Shares issued price per share								$ 25
Series 32 Non-cumulative preferred shares issued on February one two thousand eleven [member]
Disclosure of classes of share capital [line items]
Shares issued price per share					$ 25
Initial dividend						$ 0.009891
Series 33 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
Shares issued price per share					$ 25
Initial dividend						$ 0.006976
Series 34 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
Shares issued price per share							$ 25
Initial dividend				$ 0.34375
Series 36 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
Shares issued price per share		$ 25
Initial dividend			$ 0.34375
Series thirty eight non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
Shares issued price per share	$ 25
Initial dividend	$ 0.303125							$ 0.4418